Retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of employee benefits [Abstract]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements

	2024 £m	2023 £m	2022 £m
(Credit) charge to the income statement
Defined benefit pension schemes	(13)	(80)	123
Other retirement benefit schemes	2	1	2
Total defined benefit schemes	(11)	(79)	125
Defined contribution pension schemes	515	414	314
Total charge to the income statement (note 9)	504	335	439

	2024 £m	2023 £m
Analysis of the defined benefit obligation
Active members	(2,463)	(2,955)
Deferred members	(7,080)	(8,438)
Dependants	(1,429)	(1,572)
Pensioners	(16,146)	(17,236)
At 31 December	(27,118)	(30,201)

	2024 £m	2023 £m
Alternative credit funds	1,793	1,962
Bond and debt funds	449	571
Equity funds	1,553	1,674
Hedge and mutual funds	709	808
Infrastructure funds	1,059	1,147
Liquidity funds	1,449	1,585
Property funds	992	1,227
Other	24	–
At 31 December	8,028	8,974
The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2024%	2023%
Discount rate	5.55	4.70
Rate of inflation:
Retail Price Index (RPI)	2.97	2.96
Consumer Price Index (CPI)	2.52	2.47
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.69	2.73

	Men		Women
	2024 Years	2023 Years	2024 Years	2023 Years
Life expectancy for average member aged 60, on the valuation date	26.4	26.7	28.5	28.7
Life expectancy for average member aged 60, 15 years after the valuation date	27.3	27.8	29.4	29.8

	Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus
	2024 £m	2023 £m	2024 £m	2023 £m
Inflation (including pension increases)[1]:
Increase of 0.25 per cent	28		484
Decrease of 0.25 per cent	(27)		(467)
Increase of 0.1 per cent		11		224
Decrease of 0.1 per cent		(12)		(235)
Discount rate[2]:
Increase of 0.25 per cent	(51)		(718)
Decrease of 0.25 per cent	49		757
Increase of 0.1 per cent		(22)		(355)
Decrease of 0.1 per cent		21		363
Expected life expectancy of members:
Increase of one year	46	45	806	927
Decrease of one year	(47)	(46)	(830)	(946)
1At 31 December 2024, the assumed rate of RPI inflation is 2.97 per cent and CPI inflation 2.52 per cent (2023: RPI 2.96 per cent and CPI 2.47 per cent).
2At 31 December 2024, the assumed discount rate is 5.55 per cent (2023: 4.70 per cent).
The following table provides information on the weighted average duration of the defined benefit pension obligation and the distribution and timing of benefit payments:

	2024 Years	2023 Years
Duration of the defined benefit obligation	12	13
Maturity analysis of benefits expected to be paid:

	2024 £m	2023 £m
Within 12 months	1,800	1,697
Between 1 and 2 years	1,595	1,513
Between 2 and 5 years	5,134	4,886
Between 5 and 10 years	9,318	9,159
Between 10 and 15 years	9,150	9,176
Between 15 and 25 years	16,316	16,882
Between 25 and 35 years	11,294	12,343
Between 35 and 45 years	5,171	6,121
In more than 45 years	1,201	1,595
Movements in the other retirement benefits obligation:

	2024 £m	2023 £m
At 1 January	(44)	(35)
Actuarial gains (losses)	4	(11)
Insurance premiums paid	3	3
Charge for the year	(2)	(1)
At 31 December	(39)	(44)

Schedule of Retirement Benefits - Recognised in Balance Sheet, Pension Expense and Composition of Scheme Assets

	2024 £m	2023 £m
Amounts recognised in the balance sheet
Retirement benefit assets	3,028	3,624
Retirement benefit obligations	(122)	(136)
Total amounts recognised in the balance sheet	2,906	3,488
The total amounts recognised in the balance sheet relate to:

	2024 £m	2023 £m
Defined benefit pension schemes	2,945	3,532
Other retirement benefit schemes	(39)	(44)
Total amounts recognised in the balance sheet	2,906	3,488
The (credit) expense recognised in the income statement for the year ended 31 December comprises:

	2024 £m	2023 £m	2022 £m
Current service cost	85	88	180
Net interest amount	(166)	(208)	(95)
Past service cost – plan amendments	35	5	4
Plan administration costs incurred during the year	33	35	34
Total defined benefit pension (credit) expense	(13)	(80)	123

	2024			2023
	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Debt instruments[1]:
Fixed interest government bonds	6,985	–	6,985	5,657	–	5,657
Index-linked government bonds	15,550	–	15,550	16,105	–	16,105
Corporate and other debt securities	7,396	–	7,396	7,305	–	7,305
Asset-backed securities	–	–	–	4	–	4
	29,931	–	29,931	29,071	–	29,071
Pooled investment vehicles	686	7,342	8,028	613	8,361	8,974
Property	–	130	130	–	97	97
Equity instruments	23	66	89	23	62	85
Money market instruments, cash, derivatives and other assets and liabilities	55	(8,170)	(8,115)	466	(4,960)	(4,494)
At 31 December	30,695	(632)	30,063	30,173	3,560	33,733
1Of the total debt instruments, £27,551 million (2023: £26,777 million) were investment grade (credit ratings equal to or better than ‘BBB’).

Schedule of Retirement Benefits Amounts Recognized in Balance Sheet and Change in Fair Value of Scheme Assets

	2024 £m	2023 £m
Amount included in the balance sheet
Present value of funded obligations	(27,118)	(30,201)
Fair value of scheme assets	30,063	33,733
Net amount recognised in the balance sheet	2,945	3,532

	2024 £m	2023 £m
Net amount recognised in the balance sheet
At 1 January	3,532	3,732
Net defined benefit pension credit	13	80
Actuarial gains (losses) on defined benefit obligation	2,940	(1,304)
Return on plan assets	(3,712)	(318)
Employer contributions	172	1,342
At 31 December	2,945	3,532

	2024 £m	2023 £m
Changes in the fair value of scheme assets
At 1 January	33,733	32,697
Return on plan assets excluding amounts included in interest income	(3,712)	(318)
Interest income	1,551	1,602
Employer contributions	172	1,342
Benefits paid	(1,638)	(1,544)
Settlements	(1)	–
Administrative costs paid	(33)	(35)
Exchange and other adjustments	(9)	(11)
At 31 December	30,063	33,733

Schedule of Movements in Defined Benefit Obligation

	2024 £m	2023 £m
Movements in the defined benefit obligation
At 1 January	(30,201)	(28,965)
Current service cost	(85)	(88)
Interest expense	(1,385)	(1,394)
Remeasurements:
Actuarial gains – demographic assumptions	109	153
Actuarial gains (losses) – experience	94	(1,067)
Actuarial gains (losses) – financial assumptions	2,737	(390)
Benefits paid	1,638	1,544
Past service cost	(35)	(5)
Settlements	1	–
Exchange and other adjustments	9	11
At 31 December	(27,118)	(30,201)